Discontinued Operations - Cash flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Cash flows
Net cash (used in)/provided by discontinued operating activities	$ 23	¥ 148	¥ (11,395)	¥ (65,925)
Net cash (used in)/provided by discontinued investing activities	$ 9,150	59,705	(10,565)	(83,963)
Discontinued Operations, Held-for-sale | SEV related business
Cash flows
Net cash (used in)/provided by discontinued operating activities		148	(11,395)	(65,925)
Net cash (used in)/provided by discontinued investing activities		¥ 59,705	¥ (10,565)	¥ (83,963)